Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000210871 | Ginnie Mae II Pool, 2.00%, 08/20/2051
Holdings [Line Items]
Percent of Net Asset Value	4.49%
C000210871 | Ginnie Mae II Pool, 2.00%, 10/20/2051
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000210871 | Ginnie Mae II Pool, 2.00%, 11/20/2050
Holdings [Line Items]
Percent of Net Asset Value	4.25%
C000210871 | Ginnie Mae II Pool, 2.00%, 11/20/2051
Holdings [Line Items]
Percent of Net Asset Value	3.91%
C000210871 | Ginnie Mae II Pool, 2.00%, 06/20/2051
Holdings [Line Items]
Percent of Net Asset Value	3.31%
C000210871 | Ginnie Mae II Pool, 2.00%, 12/20/2051
Holdings [Line Items]
Percent of Net Asset Value	3.28%
C000210871 | Micron Technology, Inc. - No NAMING CONVENTION
Holdings [Line Items]
Percent of Net Asset Value	2.99%
C000210871 | Ginnie Mae II Pool, 2.50%, 10/20/2051
Holdings [Line Items]
Percent of Net Asset Value	2.22%
C000210871 | Walmart, Inc. - No NAMING CONVENTION
Holdings [Line Items]
Percent of Net Asset Value	2.17%
C000210871 | Alphabet, Inc. - No NAMING CONVENTION
Holdings [Line Items]
Percent of Net Asset Value	2.13%
C000210871 | 3-5 Years
Holdings [Line Items]
Percent of Net Asset Value	0.97%
C000210871 | 5-10 Years
Holdings [Line Items]
Percent of Net Asset Value	2.21%
C000210871 | No Maturity
Holdings [Line Items]
Percent of Net Asset Value	3.13%
C000210871 | > 10 Years
Holdings [Line Items]
Percent of Net Asset Value	30.20%
C000210872 | Ginnie Mae II Pool, 2.00%, 08/20/2051
Holdings [Line Items]
Percent of Net Asset Value	4.49%
C000210872 | Ginnie Mae II Pool, 2.00%, 10/20/2051
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000210872 | Ginnie Mae II Pool, 2.00%, 11/20/2050
Holdings [Line Items]
Percent of Net Asset Value	4.25%
C000210872 | Ginnie Mae II Pool, 2.00%, 11/20/2051
Holdings [Line Items]
Percent of Net Asset Value	3.91%
C000210872 | Ginnie Mae II Pool, 2.00%, 06/20/2051
Holdings [Line Items]
Percent of Net Asset Value	3.31%
C000210872 | Ginnie Mae II Pool, 2.00%, 12/20/2051
Holdings [Line Items]
Percent of Net Asset Value	3.28%
C000210872 | Micron Technology, Inc. - No NAMING CONVENTION
Holdings [Line Items]
Percent of Net Asset Value	2.99%
C000210872 | Ginnie Mae II Pool, 2.50%, 10/20/2051
Holdings [Line Items]
Percent of Net Asset Value	2.22%
C000210872 | Walmart, Inc. - No NAMING CONVENTION
Holdings [Line Items]
Percent of Net Asset Value	2.17%
C000210872 | Alphabet, Inc. - No NAMING CONVENTION
Holdings [Line Items]
Percent of Net Asset Value	2.13%
C000210872 | 3-5 Years
Holdings [Line Items]
Percent of Net Asset Value	0.97%
C000210872 | 5-10 Years
Holdings [Line Items]
Percent of Net Asset Value	2.21%
C000210872 | No Maturity
Holdings [Line Items]
Percent of Net Asset Value	3.13%
C000210872 | > 10 Years
Holdings [Line Items]
Percent of Net Asset Value	30.20%
C000210870 | Ginnie Mae II Pool, 2.00%, 08/20/2051
Holdings [Line Items]
Percent of Net Asset Value	4.49%
C000210870 | Ginnie Mae II Pool, 2.00%, 10/20/2051
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000210870 | Ginnie Mae II Pool, 2.00%, 11/20/2050
Holdings [Line Items]
Percent of Net Asset Value	4.25%
C000210870 | Ginnie Mae II Pool, 2.00%, 11/20/2051
Holdings [Line Items]
Percent of Net Asset Value	3.91%
C000210870 | Ginnie Mae II Pool, 2.00%, 06/20/2051
Holdings [Line Items]
Percent of Net Asset Value	3.31%
C000210870 | Ginnie Mae II Pool, 2.00%, 12/20/2051
Holdings [Line Items]
Percent of Net Asset Value	3.28%
C000210870 | Micron Technology, Inc. - No NAMING CONVENTION
Holdings [Line Items]
Percent of Net Asset Value	2.99%
C000210870 | Ginnie Mae II Pool, 2.50%, 10/20/2051
Holdings [Line Items]
Percent of Net Asset Value	2.22%
C000210870 | Walmart, Inc. - No NAMING CONVENTION
Holdings [Line Items]
Percent of Net Asset Value	2.17%
C000210870 | Alphabet, Inc. - No NAMING CONVENTION
Holdings [Line Items]
Percent of Net Asset Value	2.13%
C000210870 | 3-5 Years
Holdings [Line Items]
Percent of Net Asset Value	0.97%
C000210870 | 5-10 Years
Holdings [Line Items]
Percent of Net Asset Value	2.21%
C000210870 | No Maturity
Holdings [Line Items]
Percent of Net Asset Value	3.13%
C000210870 | > 10 Years
Holdings [Line Items]
Percent of Net Asset Value	30.20%